Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Lease cost	$ 530		$ 530,000
Rent expenses	$ 2,000	$ 2,000	$ 7,830,000	$ 7,695,000